SHARE-BASED COMPENSATION - Schedule of Unvested Restricted Stock Activities (Details) - Restricted Stock - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Beginning balance (in shares)	3,476,663	4,512,376	2,957,190	2,781,117
Awarded (in shares)	400,000	608,134	1,999,113	352,859
Vested (in shares)	(2,284,040)	(1,476,930)	(443,552)	(162,500)
Cancelled or forfeited (in shares)	(4,168)	(166,917)	(375)	(14,286)
Ending balance (in shares)	1,588,455	3,476,663	4,512,376	2,957,190
Weighted-Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 18.85	$ 17.42	$ 16.94	$ 15.64
Awarded (in dollars per share)	22.40	20.10	20.40	24.60
Vested (in dollars per share)	18.94	15.46	15.94	11.60
Cancelled or forfeited (in dollars per share)	19.15	14.15	19.16	12.82
Ending balance (in dollars per share)	$ 18.74	$ 18.85	$ 17.42	$ 16.94